iMillennium Fund
Schedule of Investments - August 31, 2001
(Unaudited)

Common Stocks - 88.1%                                          Shares                Value

CAPITAL GOODS - 1.3%
Construction (Raw Materials) - 1.3%
USG Corp.                                                       4,000              $ 20,200
                                                                                 ----------------------
CONGLOMERATES - 7.0%
Dover Corp.                                                       800                28,736
Honeywell International, Inc.                                     790                29,435
Tyco International Ltd.                                         1,000                51,950
                                                                                 ----------------------
                                                                                    110,121

CONSUMER CYCLICALS - 4.8%
Funiture & Fixtures - 3.4%
Ethan Allen Interiors, Inc.                                      1,500                   52,950
                                                                                 ----------------------
Recreational Products - 1.4%
Brunswick Corp.                                                  1,000                   21,790
                                                                                 ----------------------
CONSUMER NON-CYCLICALS - 6.3%
Food Processing - 3.7%
Rocky Mountain Chocolate Factory, Inc. (a)                       3,000                   24,450
Starbucks Corp. (a)                                              2,000                   33,740
                                                                                 ----------------------
                                                                                         58,190
                                                                                 ----------------------
Office Supplies - 2.6%
Office Depot, Inc. (a)                                           3,000                   41,700
                                                                                 ----------------------
ENERGY - 3.6%
Oil & Gas Operations - 3.6%
Burlington Resources, Inc.                                         730                   27,740
Pioneer Natural Resources Co. (a)                                1,700                   29,750
                                                                                 ----------------------
                                                                                         57,490
                                                                                 ----------------------
FINANCIALS - 21.1%
Consumer Financial Services - 4.6%
American Express Co.                                              2,000                  72,840
                                                                                  ----------------------
Insurance (Accident & Health) - 4.0%
Aetna, Inc.                                                       1,000                  29,900
White Mountains Insurance Group Ltd.                                100                  33,800
                                                                                   ----------------------
                                                                                         63,700
                                                                                   ----------------------
Insurance (Property & Casualty) - 5.0%
Berkshire Hathaway, Inc. - Class B (a)                               20                  46,240
Leucadia National Corp.                                           1,000                  32,710
                                                                                    ----------------------
                                                                                         78,950
                                                                                    ----------------------
Security Brokers, Dealers & Flotation Companies - 2.6%
Southwest Securities Group, Inc.                                  1,900                   40,337
                                                                                    ----------------------
Miscellaneous Financial Services - 2.5%
GATX Corp.                                                        1,000                  39,260
                                                                                    ----------------------


See accompanying notes which are an integral part of the financial statements.

iMillennium Fund
Schedule of Investments - August 31, 2001
(Unaudited)

Common Stocks - 88.1% - continued                           Shares                   Value

FINANCIALS - 21.1% - continued
Savings & Loans / Savings Banks - 2.4%
Washington Mutual, Inc.                                      1,000                     $ 37,440
                                                                                 ----------------------
HEALTHCARE - 3.8%
Biotechnology & Drugs - 1.9%
Chiron Corp. (a)                                               645                       30,070
                                                                                  ---------------------
Medical Equipment & Supplies - 1.9%
Guidant Corp. (a)                                              825                       29,799
                                                                                  ----------------------

SERVICES - 26.6%
Broadcast & Cable TV - 1.9%
AT&T Liberty Media Group - Class A (a)                       2,000                        30,400
                                                                                  ----------------------
Businesss Services - 5.4%
eBay, Inc. (a)                                               1,000                        56,230
ServiceMaster Co.                                            2,500                        29,250
U.S. Interactive, Inc. (a)                                       2                             0
                                                                                  ----------------------
                                                                                           85,480
                                                                                  ----------------------
Casinos & Gaming - 2.0%
Park Place Entertainment Corp. (a)                           3,000                         31,890
                                                                                   ----------------------
Communication Services - 3.9%
Sprint Corp. - FON Group                                     1,300                          30,342
Telephone & Data Systems, Inc.                                 300                          30,975
                                                                                   ----------------------
                                                                                            61,317
                                                                                   ----------------------
Personal Services - 5.0%
Block (H&R), Inc.                                             2,000                         77,820
                                                                                    ----------------------
Restaurants - 2.0%
TRICON Global Restaurants, Inc. (a)                             750                         31,965
                                                                                    ----------------------
Retail (Department & Discount) - 4.4%
Penney (J.C.) Company, Inc.                                    1,100                        26,400
Sears, Roebuck & Co.                                           1,000                        42,750
                                                                                     ----------------------
                                                                                            69,150
                                                                                     ----------------------
Waste Management Services - 2.0%
Waste Management, Inc.                                         1,000                        30,930
                                                                                     ----------------------

TECHNOLOGY - 13.6%
Electronic Instruments & Components - 7.9%
AVX Corp.                                                      1,400                         29,610
Electro Scientific Industries, Inc. (a)                          900                         25,200
KEMET Corp. (a)                                                1,800                         32,760
Vishay Intertechnology, Inc. (a)                               1,600                         37,328
                                                                                       -------------------
                                                                                            124,898
                                                                                       ----------------------
Internet Security Solutions - 2.1%
Symantec Corp. (a)                                                750                        32,243
                                                                                       ----------------------

See accompanying notes which are an integral part of the financial statements.

iMillennium Fund
Schedule of Investments - August 31, 2001
(Unaudited)

Common Stocks - 88.1% - continued                                Shares                Value

TECHNOLOGY - 13.6% - continued
Semiconductor Equipment - 3.6%
Electroglas, Inc. (a)                                             1,500                $ 24,705
FSI International, Inc. (a)                                       2,000                  31,520
                                                                                     ----------------------
                                                                                         56,225
                                                                                     ----------------------

TOTAL COMMON STOCKS (Cost $1,356,553)                                                  1,387,155
                                                                                     ----------------------


iMillennium Fund
Schedule of Investments - August 31, 2001 (Unaudited) - continued

                                                                    Amount               Value
Corporate Bonds - 2.4%
USG Corp., 8.50%, 08/01/2005 (Cost $32,505)                         50,000                 $ 37,312
                                                                                    ----------------------

Money Market - 6.4%
Dreyfus Cash Management Fund, 3.53% (Cost $100,741) (b)             100,741                  100,741
                                                                                     ----------------------

TOTAL INVESTMENTS - 96.9% (Cost $1,489,799)                                                1,525,208
                                                                                     ----------------------
Other assets less liabilities - 3.1%                                                           48,743
                                                                                     ----------------------
TOTAL NET ASSETS - 100.0%                                                                 $ 1,573,951
                                                                                     ======================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2001.


See accompanying notes which are an integral part of the fiancial statements.

iMillennium Fund                                                                       August 31, 2001
Statement of Assets & Liabilities
(Unaudited)


Assets
Investment in securities, at value (cost $1,489,799) [Note 2]                              $ 1,525,208
Dividends receivable                                                                             2,588
Interest receivable                                                                                526
Receivable from investment adviser [Note 3]                                                     24,592
Prepaid expenses                                                                                26,801
Other receivables                                                                                9,000
                                                                                    -------------------
     Total assets                                                                            1,588,715
                                                                                    -------------------

Liabilities
Accrued expenses and other liabilities                                                          14,764
                                                                                    -------------------
     Total liabilities                                                                          14,764
                                                                                    -------------------

Net Assets                                                                                 $ 1,573,951
                                                                                    ===================

Net Assets consist of:
Paid in capital                                                                              4,633,151
Accumulated undistributed net investment income                                                (27,942)
Accumulated net realized loss on investments                                                (3,066,667)
Net unrealized appreciation on investments                                                      35,409
                                                                                    -------------------

Net Assets:
Applicable to 468,592 shares outstanding                                                   $ 1,573,951
                                                                                    ===================

Net Asset Value

Net Assets
Offering price and redemption price per share ($1,573,951 / 468,592)                            $ 3.36
                                                                                    ===================

See accompanying notes which are an integral part of the financial statements.

iMillennium Fund
Statement of Operations
for the six months ended August 31, 2001
(Unaudited)

Investment Income
Dividend income                                                                        $ 3,520
Interest income                                                                          2,437
                                                                                  -------------------
Total Income                                                                             5,957
                                                                                  -------------------

Expenses
Investment advisory fee [Note 3]                                                        12,707
Administration fees [Note 4]                                                            18,320
Legal fees                                                                               7,323
Printing expense                                                                         4,152
Fund accounting fees                                                                     4,093
Transfer agent fees                                                                     13,728
Insurance expense                                                                       10,744
Audit fees                                                                               4,283
12b-1 fees                                                                               2,118
Custody fees                                                                             1,405
Registration fees                                                                       11,458
Trustees' fees                                                                           1,256
Other expenses                                                                           1,219
                                                                                  -------------------
Total expenses before reimbursement and waiver                                          92,806
                                                                                  -------------------
Less:  Advisory fees waived [Note 3]                                                   (12,707)
            Reimbursed expenses [ Note 3]                                              (56,804)
                                                                                  -------------------
Net expenses                                                                            23,295
                                                                                  -------------------

Net Investment Income                                                                  (17,338)
                                                                                  -------------------

Net Realized & Unrealized Gain (Loss) [Note 2]
Net realized loss on investment securities                                          (1,151,071)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                            971,790
                                                                                   -------------------
Net realized and unrealized gain (loss) on investment securities                      (179,281)
                                                                                   -------------------

Net decrease in net assets resulting from operations                                $ (196,619)
                                                                                   ===================

See accompanying notes which are an integral part of the financial statements.

iMillennium Fund
Statement of Changes In Net Assets

                                                                        Six months ended         For the
                                                                       August 31, 2001        period ended
                                                                         (Unaudited)        February 28, 2001 (a)
                                                                       -----------------   -----------------------
Net Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                                $ (17,338)            $ (77,304)
  Net realized loss on investment securities                                 (1,151,071)           (1,926,200)
  Change in net unrealized appreciation (depreciation)                          971,790              (936,381)
                                                                       -----------------
                                                                                           -------------------
  Net decrease in net assets resulting from operations                         (196,619)           (2,939,885)
                                                                       -----------------   -------------------
Distributions
   From net investment income                                                         0                     0
   From net realized gain                                                             0                     0
                                                                       -----------------   -------------------
   Total distributions                                                                0                     0
                                                                       -----------------   -------------------
Capital Share Transactions
  Proceeds from shares sold                                                      13,157             4,622,900
  Reinvestment of distributions                                                       0                     0
  Amount paid for shares repurchased                                            (21,869)               (3,733)
                                                                       -----------------   -------------------
  Net increase (decrease) in net assets resulting
     from capital share transactions                                             (8,712)            4,619,167
                                                                       -----------------   -------------------

Total Increase (Decrease) in Net Assets                                        (205,331)            1,679,282
                                                                       -----------------   -------------------

Net Assets
  Beginning of period                                                         1,779,282               100,000
                                                                       -----------------   -------------------
  End of period [including accumulated  net
    investment loss of $27,942 and $77,304, respectively]                   $ 1,573,951           $ 1,779,282
                                                                       =================   ===================

Capital Share Transactions
  Shares sold                                                                     3,653               459,271
  Shares issued in reinvestment of distributions                                      0                     0
  Shares repurchased                                                             (3,715)                 (617)
                                                                       -----------------   -------------------

  Net increase (decrease) from capital transactions                                 (62)              458,654
                                                                       =================   ===================

(a) For the period April 17, 2000 (commencement of operations) to February 28,
2001.

See accompanying notes which are an integral part of the financial statements.

iMillennium Fund
Financial Highlights


                                                                           For the six months
                                                                                ended               For the
                                                                            Aug. 31, 2001        period ended
                                                                             (Unaudited)       Feb. 28, 2001 (a)
                                                                           ----------------    ------------------
Selected Per Share Data
Net asset value, beginning of period                                                $ 3.80               $ 10.00
                                                                           ----------------    ------------------
Income from investment operations:
  Net investment income                                                               0.00                 (0.16)
  Net realized and unrealized gain (loss)                                            (0.44)                (6.04)
                                                                           ----------------     -----------------

Total from investment operations                                                     (0.44)                (6.20)
                                                                           ----------------    ------------------
Distributions to shareholders:
  From net investment income                                                          0.00                  0.00
  From net realized gain                                                              0.00                  0.00
                                                                           ----------------    ------------------
Total distributions                                                                   0.00                  0.00
                                                                           ----------------    ------------------

Net asset value, end of period                                                      $ 3.36                $ 3.80
                                                                           ================    ==================

Total Return                                                                        (11.58)(b)            (62.00)(b)

Ratios and Supplemental Data
Net assets, end of period (in 000's)                                                $1,574                $1,779
Ratio of expenses to average net assets (before reimbursement)                      10.96% (c)             7.29% (c)
Ratio of expenses to average net assets  (net of reimbursement)                      2.75% (c)             2.72% (c)
Ratio of net investment income (loss) to average net assets
  (before reimbursement)                                                            (10.26)(c)             (7.26)(c)
Ratio of net investment income (loss) to average net assets
  (net of reimbursement)                                                             (2.05)(c)             (2.68)(c)
Portfolio turnover rate                                                             205.81%                58.83%

(a)  For the period April 17, 2000 (commencement of operations) to February 28, 2001.
(b)  For a period of less than a full year, the total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

        iMillennium Fund
                          Notes to Financial Statements
                           August 31, 2001 (Unaudited)


Note 1.  Organization

iMillennium Fund (the "Fund") is organized as a series of iMillennium Capital Trust, a Delaware business trust, formed on November 4, 1999, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Fund commenced operations on April 17, 2000. Its officers under the direction of its Board of Trustees manage the Fund's business and affairs. The Fund's investment objective is to seek long-term growth of capital.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

Security Valuation - Securities are valued as of the close each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value.

Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Federal Income Taxes - The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, semi-annually, and net realized capital gains, if any, annually.

Use of Estimates - The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Note 3.  Investment Advisory Fees and Other

The Fund has an investment advisory agreement with iMillennium Capital Management, Inc. (the "Adviser"). Under this agreement, the Adviser provides the Fund with investment advice and supervises the Fund's management and investment programs for which the Fund pays a monthly advisory fee equal, on an annual basis, to 1.50% of its average daily net assets.

The Adviser has voluntarily agreed to waive its advisory fee and reimburse other expenses to the extent that the Fund's operating expenses exceed 2.75% (excluding brokerage commission, interest, taxes and extraordinary expenses) of the Fund's average daily net assets. For the six months ended August 31, 2001, the Adviser waived and reimbursed a total of $69,511 pursuant to the undertaking. The Adviser has agreed to continue such undertaking until the period ending February 28, 2002.

                                iMillennium Fund
                          Notes to Financial Statements
                     August 31, 2001 (Unaudited) - continued


Note 3.  Investment Advisory Fees and Other - continued

The Fund has a distribution agreement with Unified Financial Services, Inc. (the "Distributor") pursuant to Section 12(b) of the Act and Rule 12b-1 hereunder. In accordance with the distribution agreement, the Distributor will provide marketing and promotional support to the Fund, shareholder servicing and maintenance of shareholder accounts and make payments to broker/dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders. For its services, the Distributor receives a fee calculated at an annual rate of 0.01% of the Fund's average daily net assets, subject to certain minimum fees. For the six months ended August 31, 2001, the Fund incurred distribution expenses of $2,118.

The Fund has a fund accounting, transfer agent and administrative agreement with Unified Fund Services, Inc. ("Unified"). Unified receives a fee, computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.

Note 4.  Investment Transactions

During the six months ended August 31, 2001, purchases and sales of investment securities, excluding short-term securities aggregated $3,269,038 and $4,509,416, respectively. As of August 31, 2001, the gross unrealized appreciation for all securities totaled $108,522 and the gross unrealized depreciation for all securities totaled $73,113 for a net unrealized appreciation of $35,409. The aggregate cost of securities for federal income tax purposes at August 31, 2001 was $1,489,799.